INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2021
Income Taxes
Schedule of Reconciliation Between the Statutory Federal Income Tax Provision and the Actual Effective Tax Provision

The reconciliation between the statutory federal income tax provision and the actual effective tax provision is as follows:

	Years ended March 31,
	2021	2020
Federal tax (benefit) at statutory rate (21%) before loss carry-forward	$56,352	$(1,220,917)

Permanent and other differences	(33,029)	7,646
State income tax (benefit) – net of federal effect	3,353	(72,000)
Expiration of tax credits	129,999	—

Change in deferred tax asset valuation allowance	(156,675)	1,285,271
	$—	$—

Schedule of Deferred Tax Assets

The individual components of the Company’s deferred tax assets are as follows:

	March 31,
	2021	2020
Deferred tax assets:
Accruals and allowances	$76,376	$39,112
Inventory uniform capitalization	11,027	18,544
Net operating loss carry forward	1,241,522	1,258,433
Foreign tax credit carry forward	—	169,511
Research and development tax credit carry forward	61,701	61,701
Allowance for unrealizable deferred tax assets	(1,390,626)	(1,547,301)
Net deferred tax asset	$—	$—